Financial Instruments and Risk Management (Details) ₪ / shares in Units, ₪ in Thousands	12 Months Ended
Dec. 31, 2023 ILS (₪) ₪ / shares
Financial Instruments and Risk Management (Details) [Line Items]
Working capital | ₪	₪ 9,405
Financial liabilities | ₪	₪ 6,345
Top of range [member]
Financial Instruments and Risk Management (Details) [Line Items]
Foreign currency | ₪ / shares	₪ 16.6
Payment of royalties percentage	3.50%
Bottom of range [member]
Financial Instruments and Risk Management (Details) [Line Items]
Foreign currency | ₪ / shares	₪ 8.2
Payment of royalties percentage	5.00%